Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Liquidity, Going Concern, and Restatement [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000		20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	[1]	$ 0.001	[1]
Common stock, shares authorized	100,000,000	100,000,000	[1]	100,000,000	[1]
Common stock, shares issued	15,378,305	13,868,484	[1]	7,940,298	[1]
Common stock, shares outstanding	15,378,305	13,868,484	[1]	7,940,298	[1]

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.